Condensed Consolidated Statements of Commitment to Issue Class A Common Stock and Stockholders’ Equity - USD ($) $ in Thousands	Class A Common Stock	Class A Commitment to Issue Common Stock	Class B Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Gain (Loss)	Accumulated Deficit	Total
Balance at Dec. 31, 2020	$ 9		$ 6	$ 1,817,760	$ (5,974)	$ (2,391,139)	$ (579,338)
Balance (in Shares) at Dec. 31, 2020	93,099,596		64,000,588
Conversion of The9Conditional Obligation				2,863			2,863
Conversion of The9Conditional Obligation (in Shares)	423,053
Conversion of related party notes payable into Class A Common Stock (Note 9)	$ 2			294,794			294,796
Conversion of related party notes payable into Class A Common Stock (Note 9) (in Shares)	22,454,776
Conversion of notes payable into Class A Common Stock (Note 10)	$ 1			98,374			98,375
Conversion of notes payable into Class A Common Stock (Note 10) (in Shares)	7,688,153
Issuance of Class A Common Stock in the Business Combination, net of transaction costs (Note 3)	$ 3			170,111			170,114
Issuance of Class A Common Stock in the Business Combination, net of transaction costs (Note 3) (in Shares)	27,798,411
Conversion of assumed PSAC convertible and promissory notes payable into Class A Common Stock (Note 9)				790			790
Conversion of assumed PSAC convertible and promissory notes payable into Class A Common Stock (Note 9) (in Shares)	80,000
Conversion of liabilities into Class A Common Stock in the Business Combination (Note 3)	$ 3			311,795			311,798
Conversion of liabilities into Class A Common Stock in the Business Combination (Note 3) (in Shares)	22,586,392
Conversion of liabilities into the commitment to issue Class A Common Stock in the Business Combination (Note 3)				25,877			25,877
Legacy FF Ordinary Stock exchanged in the Business Combination for a commitment to issue Class A and Class B Common Stock (Note 3)	$ (9)		$ (6)	15
Legacy FF Ordinary Stock exchanged in the Business Combination for a commitment to issue Class A and Class B Common Stock (Note 3) (in Shares)	(87,273,528)		(64,000,588)
Issuance of Class A Common Stock in the PIPE Financing, net of transaction costs (Note 3)	$ 8			692,397			692,405
Issuance of Class A Common Stock in the PIPE Financing, net of transaction costs (Note 3) (in Shares)	76,140,000
Settlement of lawsuit with issuance of vested stock options (Note 13)				8,459			8,459
Settlement of accrued rent with issuance of vested stock options				951			951
Vesting of restricted stock award for employee bonus				18,617			18,617
Vesting of restricted stock award for employee bonus (in Shares)	1,350,970
Stock-based compensation				11,345			11,345
Exercise of stock options				10,587			10,587
Exercise of stock options (in Shares)	4,388,596
Settlement of receivables through receipt of Class A Common Stock				(105)			(105)
Settlement of receivables through receipt of Class A Common Stock (in Shares)	(43,096)
Issuance of warrants				17,596			17,596
Foreign Currency translation adjustment					(971)		(971)
Net income (loss)						(516,505)	(516,505)
Balance at Dec. 31, 2021	$ 17			3,482,226	(6,945)	(2,907,644)	567,654
Balance (in Shares) at Dec. 31, 2021	168,693,323
Reclassification of obligation to issue registered shares of Class A Common Stock upon adoption of ASU 2020-06 (Note 7)		$ 32,900				(20,265)
Reclassification of obligation to issue registered shares of Class A Common Stock upon adoption of ASU 2020-06 (Note 7) (in Shares)
Reclassification of deferred gain upon adoption of ASC 842						3,393
Issuance of shares pursuant to the commitment to issue Class A and Class B Common Stock (Note 3)	$ 7		$ 6	(13)
Issuance of shares pursuant to the commitment to issue Class A and Class B Common Stock (Note 3) (in Shares)	68,742,020		64,000,588
Stock-based compensation				3,347
Stock-based compensation (in Shares)
Exercise of stock options				1,855
Exercise of stock options (in Shares)	761,675
Foreign Currency translation adjustment					(564)
Foreign Currency translation adjustment (in Shares)
Net income (loss)						(153,098)	(153,098)
Balance at Mar. 31, 2022	$ 24	$ 32,900	$ 6	3,487,415	(7,509)	(3,077,614)
Balance (in Shares) at Mar. 31, 2022	238,197,018		64,000,588
Balance at Dec. 31, 2021	$ 17			3,482,226	(6,945)	(2,907,644)	567,654
Balance (in Shares) at Dec. 31, 2021	168,693,323
Amended exercise price of ATW NPA warrants (Note 14)				1,238			1,238
Transfer of private warrants to unaffiliated parties				264			264
Repurchase and retirement of Class A Common Stock				(767)			(767)
Repurchase and retirement of Class A Common Stock (in Shares)	(96,759)
Receipt of Class A Common Stock in consideration of exercises of options				(669)			(669)
Receipt of Class A Common Stock in consideration of exercises of options (in Shares)	(311,878)
Reclassification of liability for insufficient authorized shares related to stock options and RSUs				(3,977)			(3,977)
Liability for insufficient authorized shares related to earnout				(2,250)			(2,250)
Reclassification of obligation to issue registered shares of Class A Common Stock upon adoption of ASU 2020-06 (Note 7)		$ 32,900				(20,265)	(20,265)
Reclassification of deferred gain upon adoption of ASC 842						3,393	3,393
Issuance of shares pursuant to the commitment to issue Class A and Class B Common Stock (Note 3)	$ 9		$ 6	(15)
Issuance of shares pursuant to the commitment to issue Class A and Class B Common Stock (Note 3) (in Shares)	89,152,131		64,000,588
Conversion of notes payable into Class A Common Stock (Note 10)	$ 26			99,455			99,481
Conversion of notes payable into Class A Common Stock (Note 10) (in Shares)	258,910,861
Class A Common Stock to be delivered for conversion of notes payable (Note 10)				(926)			(926)
Issuance pursuant to commitment to issue registered shares		$ (32,900)		32,900			32,900
Issuance pursuant to commitment to issue registered shares (in Shares)	2,387,500
Stock-based compensation				17,653			17,653
Chongqing related party note payable restructuring (Note 9)				17,399			17,399
Exercise of stock options and settlement on restricted stock tax withholding				9,015			9,015
Exercise of stock options and settlement on restricted stock tax withholding (in Shares)	4,100,008
Exercise of warrants	$ 3			4,226			$ 4,229
Exercise of warrants (in Shares)	29,102,536						1,035,399
Issuance of shares for RSU vesting	$ 1			(1)
Issuance of shares for RSU vesting (in Shares)	11,408,494
Foreign Currency translation adjustment					10,450		$ 10,450
Net income (loss)						(552,069)	(552,069)
Balance at Dec. 31, 2022	$ 56		$ 6	3,655,771	3,505	(3,476,585)	182,753
Balance (in Shares) at Dec. 31, 2022	563,346,216		64,000,588
Conversion of notes payable and accrued interest into Class A Common Stock (Note 9)	$ 20			46,276			46,296
Conversion of notes payable and accrued interest into Class A Common Stock (Note 9) (in Shares)	223,539,619
Change in classification of warrants from Additional paid-in capital to liability pursuant to the Warrant Exchange (Note 9)				(6,811)			(6,811)
Reclassification of earnout shares liability to equity as part of authorized share increase				5,014			5,014
Reclassification of liability for insufficient authorized shares related to stock options and RSUs				3,976			3,976
Legacy FF Ordinary Stock exchanged in the Business Combination for a commitment to issue Class A and Class B Common Stock (Note 3)							(6,800)
Stock-based compensation				15,102			15,102
Exercise of warrants	$ 5			4,074			4,079
Exercise of warrants (in Shares)	51,128,708
Exercise of stock options				44			44
Exercise of stock options (in Shares)	49,456
Issuance of shares for RSU vesting	$ 1						1
Issuance of shares for RSU vesting (in Shares)	808,040
Foreign Currency translation adjustment					(555)		(555)
Net income (loss)						6,487	6,487
Balance at Mar. 31, 2023	$ 82		$ 6	$ 3,723,446	$ 2,950	$ (3,470,098)	$ 256,386
Balance (in Shares) at Mar. 31, 2023	838,872,039		64,000,588